Fair value measurement - Summary of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,470,039	€ 1,403,911
Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	876,224	960,377
Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	593,815	443,534
FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	158,568	216,024
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	897	2,362
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,310,574	1,185,525
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	897	2,362
Derivative financial instruments | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	897	2,362
Derivative financial instruments | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	897	2,362
Derivative financial instruments | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	113,285	184,880
Non-current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	113,285	184,880
Non-current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	113,285	184,880
Current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	289,337	286,175
Current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	289,337	286,175
Current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	289,337	286,175
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	136,556	178,793
Other non-current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	136,466	178,766
Other non-current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	90	27
Other non-current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	136,466	178,766
Other non-current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	90	27
Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,102	37,258
Other current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0
Other current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	22,102	37,258
Other current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	22,102	37,258
Other current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	314,137	270,936
Trade payables and customer advances | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	314,137	270,936
Trade payables and customer advances | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	314,137	270,936
Lease liabilities – Current / Non-current
Disclosure of financial liabilities [line items]
Financial liabilities	593,725	443,507
Lease liabilities – Current / Non-current | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	593,725	443,507
Lease liabilities – Current / Non-current | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 593,725	€ 443,507